OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of other expenses (income)

		Years ended December 31,
	Notes	2022	2021
Changes in asset retirement obligations at closed mines[1]		$1.6	$40.7
COVID-19 expenses[2]		—	3.1
Care and maintenance costs[3]		—	24.5
Write-down of assets		0.6	3.5
Restructuring costs		—	1.0
Other		6.9	5.1
		$9.1	$77.9
1.Changes in asset retirement obligations at closed sites relates to an increase in the asset retirement obligation for Doyon based on the updated closure plan.
2.COVID-19 expenses pertained to incremental costs incurred resulting from the impact of COVID-19 on the operations of the Company, including costs related to incremental labour, transportation, safety and other operational measures and processes implemented to manage the impact of COVID-19. These costs are included in operating costs for the 2022 financial year.
3.Westwood mine was on care and maintenance between October 30, 2020 and June 1, 2021 due to a seismic event.